Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits – January 1	$ 915	$ 858	$ 966
Gross increases – tax positions in prior periods	38	17	64
Gross decreases – tax positions in prior periods	(3)	(51)	(245)
Gross increases – current period tax positions	181	91	73
Gross decreases – current period tax positions
Unrecognized tax benefits – December 31	$ 1,131	$ 915	$ 858